UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7642

Name of Fund: BlackRock MuniAssets Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock MuniAssets Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/2007

Date of reporting period: 12/01/06 - 02/28/07

Item 1 - Schedule of Investments

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of February 28, 2007                   (in Thousands)

                           Face
State                    Amount       Municipal Bonds                                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 1.5%         $  2,420       Brewton, Alabama, IDB, PCR, Refunding (Container Corporation of America-Jefferson
                                      Smurfit Corp. Project), 8% due 4/01/2009                                            $   2,426
                          1,820       Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential
                                      Care Facility Revenue Bonds (Capstone Village, Inc. Project), Series A, 5.875%
                                      due 8/01/2036                                                                           1,862
-----------------------------------------------------------------------------------------------------------------------------------
Alaska - 0.4%             1,125       Alaska Industrial Development and Export Authority Revenue Bonds (Williams Lynxs
                                      Alaska Cargoport), AMT, 7.80% due 5/01/2014                                             1,201
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 6.0%            3,000       Coconino County, Arizona, Pollution Control Corporation Revenue Refunding Bonds
                                      (Tucson Electric Power - Navajo), AMT, Series A, 7.125% due 10/01/2032                  3,102
                          2,500       Coconino County, Arizona, Pollution Control Corporation Revenue Refunding Bonds
                                      (Tucson Electric Power - Navajo), Series B, 7% due 10/01/2032                           2,583
                          1,325       Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                      Project 1),                                                                             1,354
                                      Series A, 6.625% due 7/01/2020
                          1,615       Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Sun King Apartments
                                      Project), Series A, 6.75% due 5/01/2031                                                 1,672
                          4,800       Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West
                                      Airlines Inc. Project), AMT, 6.30% due 4/01/2023                                        4,895
                          1,420       Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                      Project), Series E, 7.25% due 7/01/2031                                                 1,586
                          1,105       Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                      Project II), Series A, 6.75% due 7/01/2031                                              1,189
                          1,095       Show Low, Arizona, Improvement District Number 5, Special Assessment Bonds,
                                      6.375% due 1/01/2015                                                                    1,121
-----------------------------------------------------------------------------------------------------------------------------------
California - 1.7%         1,900       California State, Various Purpose, GO, 5.25% due 11/01/2025                             2,049
                          1,300       California State, Various Purpose, GO, 5.50% due 11/01/2033                             1,420
                          1,320       Fontana, California, Special Tax, Refunding (Community Facilities District
                                      Number 22 - Sierra), 6% due 9/01/2034                                                   1,416
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock MuniAssets Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT     Alternative Minimum Tax (subject to)
EDA     Economic Development Authority
EDR     Economic Development Revenue Bonds
GO      General Obligation Bonds
IDA     Industrial Development Authority
IDB     Industrial Development Board
IDR     Industrial Development Revenue Bonds
M/F     Multi-Family
PCR     Pollution Control Revenue Bonds
VRDN    Variable Rate Demand Notes

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of February 28, 2007                   (in Thousands)

                           Face
State                    Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 7.4%         $   650   Colorado Health Facilities Authority, Revenue Refunding Bonds (Christian Living
                                  Communities Project), Series A, 5.75% due 1/01/2026                                     $     686
                          2,000   Denver, Colorado, City and County Airport Revenue Bonds, AMT, Series D, 7.75%
                                  due 11/15/2013 (a)                                                                          2,252
                          5,155   Denver, Colorado, Urban Renewal Authority, Tax Increment Revenue Bonds (Pavilions),
                                  AMT, 7.75% due 3/01/2007 (b)                                                                5,207
                          1,580   Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                  Series A, 7.10% due 9/01/2014                                                               1,693
                          2,095   Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                  Series A, 7.30% due 9/01/2022                                                               2,232
                            420   Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                  Series B, 7.45% due 9/01/2031                                                                 448
                          1,760   North Range Metropolitan District Number 1, Colorado, GO, 7.25% due 12/15/2011 (b)          2,000
                          2,100   North Range Metropolitan District Number 1, Colorado, GO, Refunding, 4.50% due
                                  12/15/2031 (c)                                                                              2,087
                          2,850   Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                                  (Public Improvement Fees), 8% due 12/01/2025                                                3,173
                            525   Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                                  (Public Improvement Fees), 8.125% due 12/01/2025                                              530
                          1,170   Southlands, Colorado, Medical District, GO (Metropolitan District Number 1), 7.125%
                                  due 12/01/2034                                                                              1,302
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 1.6%          680   Connecticut State Development Authority, Airport Facility Revenue Bonds (Learjet Inc.
                                  Project), AMT, 7.95% due 4/01/2026                                                            822
                          3,490   Connecticut State Development Authority, IDR (AFCO Cargo BDL-LLC Project), AMT,
                                  8% due 4/01/2030                                                                            3,787
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 6.2%            1,130   Capital Projects Finance Authority, Florida, Continuing Care Retirement Revenue Bonds
                                  (Glenridge on Palmer Ranch), Series A, 8% due 6/01/2012 (b)                                 1,344
                          1,160   Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding Bonds, Series A,
                                  5% due 6/01/2038                                                                            1,193
                            490   Harbor Bay, Florida, Community Development District, Capital Improvement Special
                                  Assessment Revenue Bonds, Series A, 7% due 5/01/2033                                          531
                          1,195   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                  (Adventist Health System), Series C, 5.25% due 11/15/2036                                   1,276
                          2,000   Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum
                                  Company), AMT, Series A, 7.125% due 4/01/2030                                               2,194
                          3,255   Midtown Miami, Florida, Community Development District, Special Assessment Revenue
                                  Bonds, Series A, 6.25% due 5/01/2037                                                        3,553
                          1,180   Orlando, Florida, Greater Orlando Aviation Authority, Airport Facilities Revenue Bonds
                                  (JetBlue Airways Corp.), AMT, 6.375% due 11/15/2026                                         1,259

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of February 28, 2007                   (in Thousands)

                           Face
State                    Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                        $ 2,305   Orlando, Florida, Urban Community Development District, Capital Improvement Special
                                  Assessment Bonds, Series A, 6.95% due 5/01/2033                                         $   2,492
                          3,040   Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds, 6.25% due 7/01/2028                3,065
                            905   Waterchase, Florida, Community Development District, Capital Improvement Revenue
                                  Bonds, Series A, 6.70% due 5/01/2032                                                          968
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 3.8%            3,000   Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90% due
                                  12/01/2024                                                                                  3,333
                            590   Atlanta, Georgia, Tax Allocation Bonds (Eastside Project), Series B, 5.40% due
                                  1/01/2020                                                                                     611
                            740   Atlanta, Georgia, Tax Allocation Bonds (Princeton Lakes Project), 5.50% due 1/01/2031         759
                          1,165   Brunswick and Glynn County, Georgia, Development Authority, First Mortgage Revenue
                                  Bonds (Coastal Community Retirement Corporation Project), Series A, 7.125%
                                  due 1/01/2025                                                                               1,139
                          1,690   Brunswick and Glynn County, Georgia, Development Authority, First Mortgage Revenue
                                  Bonds (Coastal Community Retirement Corporation Project), Series A, 7.25%
                                  due 1/01/2035                                                                               1,660
                          1,060   Fulton County, Georgia, Development Authority, PCR (General Motors Corporation),
                                  Refunding, VRDN, 8% due 4/01/2010 (f)                                                       1,060
                          1,000   Gainesville, Georgia, Redevelopment Authority, Educational Facilities Revenue
                                  Refunding Bonds (Riverside Military Academy), 5.125% due 3/01/2027                          1,040
                          1,170   Savannah, Georgia, EDA, First Mortgage Revenue Bonds (Marshes of Skidaway), Series A,
                                  7.40% due 1/01/2034                                                                         1,292
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.4%              1,000   Idaho Health Facilities Authority, Revenue Refunding Bonds (Valley Vista Care
                                  Corporation), Series A, 7.75% due 11/15/2016                                                1,051
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 6.9%           2,630   Caseyville, Illinois, Senior Tax Increment Revenue Bonds (Forest Lakes Project), 7%
                                  due 12/30/2022                                                                              2,782
                          4,000   Chicago, Illinois, O'Hare International Airport, Special Facility Revenue Refunding
                                  Bonds (American Airlines Inc. Project), 8.20% due 12/01/2024                                4,120
                          2,720   Illinois Development Finance Authority Revenue Bonds (Primary Health Care Centers
                                  Facilities Acquisition Program), 7.75% due 12/01/2016                                       2,790
                          2,950   Illinois State Finance Authority Revenue Bonds (Clare At Water Tower Project),
                                  Series A, 6.125% due 5/15/2038                                                              3,111
                            600   Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place Project),
                                  Series A, 6% due 5/15/2037                                                                    642
                            685   Illinois State Finance Authority Revenue Bonds (Primary Health Care Centers Program),
                                  6.60% due 7/01/2024                                                                           721
                          1,070   Lincolnshire, Illinois, Special Service Area Number 1, Special Tax Bonds (Sedgebrook
                                  Project), 6.25% due 3/01/2034                                                               1,147
                          2,600   Lombard, Illinois, Public Facilities Corporation, First Tier Revenue Bonds (Conference
                                  Center and Hotel), Series A-1, 7.125% due 1/01/2036                                         2,808

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of February 28, 2007                   (in Thousands)

                           Face
State                    Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                        $ 1,165   Naperville, Illinois, IDR (General Motors Corporation), Refunding, VRDN, 8%
                                  due 12/01/2012 (f)                                                                      $   1,165
                            825   Village of Wheeling, Illinois, Revenue Bonds (North Milwaukee/Lake-Cook Tax Increment
                                  Financing (TIF) Redevelopment Project), 6% due 1/01/2025                                      844
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 0.4%            1,200   Vanderburgh County, Indiana, Redevelopment Commission, Redevelopment District Tax
                                  Allocation Bonds, 5.25% due 2/01/2031                                                       1,289
-----------------------------------------------------------------------------------------------------------------------------------
Iowa - 0.9%               2,210   Iowa Finance Authority, Health Care Facilities, Revenue Refunding Bonds (Care
                                  Initiatives Project), 9.25% due 7/01/2011 (b)                                               2,706
-----------------------------------------------------------------------------------------------------------------------------------
Kansas - 0.6%             1,770   Wyandotte County, Kansas, Kansas City Unified Government Revenue Refunding Bonds
                                  (General Motors Corporation Project), 6% due 6/01/2025                                      1,805
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky - 1.0%           2,850   Kenton County, Kentucky, Airport Board, Special Facilities Revenue Bonds (Mesaba
                                  Aviation Inc. Project), AMT, Series A, 6.70% due 7/01/2029                                  2,927
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 0.7%          1,870   Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan Missionaries
                                  of Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036                             1,987
-----------------------------------------------------------------------------------------------------------------------------------
Maine - 0.4%              1,160   Maine Finance Authority, Solid Waste Recycling Facilities Revenue Bonds (Great
                                  Northern Paper Project-Bowater), AMT, 7.75% due 10/01/2022                                  1,169
-----------------------------------------------------------------------------------------------------------------------------------
Maryland - 1.9%           1,855   Maryland State Economic Development Corporation Revenue Refunding Bonds
                                  (Baltimore Association for Retarded Citizens-Health and Mental Hygiene Program),
                                  Series A, 7.75% due 3/01/2025                                                               2,044
                          1,500   Maryland State Energy Financing Administration, Limited Obligation Revenue Bonds
                                  (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019                                    1,508
                          1,250   Maryland State Health and Higher Educational Facilities Authority Revenue Bonds
                                  (King Farm Presbyterian Community), Series A, 5.30% due 1/01/2037                           1,273
                            590   Maryland State Health and Higher Educational Facilities Authority Revenue Bonds
                                  (Washington Christian Academy), 5.50% due 7/01/2038                                           608
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 1.1%      1,150   Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                  (Jordan Hospital), Series E, 6.75% due 10/01/2033                                           1,275
                          1,945   Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                  Bonds (Bay Cove Human Services Issue), Series A, 5.90% due 4/01/2028                        1,986
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 1.2%           1,635   Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds
                                  (Mount Clemens General Hospital), Series B, 5.875% due 11/15/2034                           1,739
                          1,740   Monroe County, Michigan, Hospital Financing Authority, Hospital Revenue Refunding
                                  Bonds (Mercy Memorial Hospital Corporation), 5.50% due 6/01/2035                            1,848
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 0.7%          1,770   Saint Paul, Minnesota, Port Authority, Hotel Facility, Revenue Refunding Bonds
                                  (Radisson Kellogg Project), Series 2, 7.375% due 8/01/2008 (b)                              1,910
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi - 0.6%        1,780   Mississippi Business Finance Corporation Revenue Bonds (Northrop Grumman Ship System),
                                  4.55% due 12/01/2028                                                                        1,796
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of February 28, 2007                   (in Thousands)

                           Face
State                    Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 0.7%         $   920   Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds (Gravois
                                  Bluffs), 7% due 10/01/2011 (b)                                                          $   1,054
                          1,000   Kansas City, Missouri, IDA, First Mortgage Health Facilities Revenue Bonds (Bishop
                                  Spencer Place), Series A, 6.50% due 1/01/2035                                               1,064
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 0.2%               645   Clark County, Nevada, Improvement District Number 142, Special Assessment Bonds,
                                  6.375% due 8/01/2023                                                                          668
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 0.4%      1,165   New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds
                                  (Catholic Medical Center), 5% due 7/01/2036                                                 1,208
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 13.8%        9,000   Camden County, New Jersey, Pollution Control Financing Authority, Solid Waste Resource
                                  Recovery, Revenue Refunding Bonds, AMT, Series A, 7.50% due 12/01/2010                      9,125
                            565   Camden County, New Jersey, Pollution Control Financing Authority, Solid Waste Resource
                                  Recovery, Revenue Refunding Bonds, AMT, Series B, 7.50% due 12/01/2009                        573
                          3,065   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                            3,238
                          2,500   New Jersey EDA, IDR, Refunding (Newark Airport Marriott Hotel), 7% due 10/01/2014           2,585
                          1,665   New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc.
                                  Facility), Series A, 7.25% due 11/15/2011 (b)                                               1,922
                          5,800   New Jersey EDA, Retirement Community Revenue Bonds (Seabrook Village Inc.),
                                  Series A, 8.125% due 11/15/2010 (b)                                                         6,705
                          2,000   New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT,
                                  6.25% due 9/15/2019                                                                         2,073
                          3,330   New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT,
                                  6.25% due 9/15/2029                                                                         3,461
                          1,250   New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT,
                                  9% due 6/01/2033                                                                            1,551
                          2,000   New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack Valley
                                  Hospital Association), 6.625% due 7/01/2036                                                 2,196
                          1,500   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                  (Trinitas Hospital Obligation Group), 7.40% due 7/01/2020                                   1,658
                          3,450   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                  Bonds, Series C, 5.05% due 12/15/2035 (a)(h)                                                1,008
                          1,425   Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds,
                                  7% due 6/01/2013 (b)                                                                        1,685
                          1,990   Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds,
                                  5.75% due 6/01/2032                                                                         2,133
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 0.9%         2,500   Farmington, New Mexico, PCR, Refunding (Tucson Electric Power Company - San Juan
                                  Project), Series A, 6.95% due 10/01/2020                                                    2,581
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of February 28, 2007                   (in Thousands)

                           Face
State                    Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
New York - 6.5%         $ 1,400   Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Saint Francis
                                  Hospital), Series A, 7.50% due 3/01/2029                                                $   1,564
                          2,610   Erie County, New York, IDA, Revenue Bonds (Orchard Park CCRC, Inc. Project), Series A,
                                  6% due 11/15/2036                                                                           2,796
                            510   New York City, New York, City IDA, Civic Facility Revenue Bonds, Series C, 6.80%
                                  due 6/01/2028                                                                                 562
                          1,515   New York City, New York, City IDA, Civic Facility Revenue Bonds (Special Needs
                                  Facilities Pooled Program), Series C-1, 6.625% due 7/01/2029                                1,587
                          2,400   New York City, New York, City IDA, Special Facility Revenue Bonds (British Airways Plc
                                  Project), AMT, 7.625% due 12/01/2032                                                        2,710
                            870   New York Liberty Development Corporation Revenue Bonds (National Sports Museum
                                  Project), Series A, 6.125% due 2/15/2019                                                      919
                          2,920   New York State Dormitory Authority, Non-State Supported Debt, Revenue Bonds
                                  (Mount Sinai-NYU Medical Center Health System), 5.50% due 7/01/2026                         2,970
                          2,635   New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds
                                  (Mount Sinai-NYU Medical Center Health System), Series C, 5.50% due 7/01/2026               2,680
                          1,475   Suffolk County, New York, IDA, Continuing Care and Retirement, Revenue Refunding Bonds
                                  (Jeffersons Ferry Project), 5% due 11/01/2028                                               1,521
                          1,575   Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue Bonds
                                  (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                                   1,697
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina - 0.7%       350   North Carolina Medical Care Commission, Health Care Facilities, First Mortgage Revenue
                                  Refunding Bonds (Salemtowne Project), 5.10% due 10/01/2030                                    358
                          1,500   North Carolina Medical Care Commission, Retirement Facilities, First Mortgage Revenue
                                  Bonds (Givens Estates Project), Series A, 6.50% due 7/01/2032                               1,630
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma - 0.5%           1,295   Norman, Oklahoma, Regional Hospital Authority, Hospital Revenue Bonds, 5.375%
                                  due 9/01/2036                                                                               1,370
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 6.8%         200   Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds (Ann's Choice
                                  Inc.), Series A, 6.125% due 1/01/2025                                                         214
                          1,550   Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds (Ann's Choice
                                  Inc.), Series A, 6.25% due 1/01/2035                                                        1,652
                          2,250   Hampton Township, Pennsylvania, School District, GO, Refunding, Series B, 4.25%
                                  due 8/15/2031 (d)                                                                           2,226
                            900   Harrisburg, Pennsylvania, Authority, University Revenue Bonds (Harrisburg University
                                  of Science), Series B, 6% due 9/01/2036                                                       928
                          2,330   Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing Care
                                  Project), 6.125% due 2/01/2028                                                              2,467
                          3,250   Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds
                                  (National Gypsum Company), AMT, Series A, 6.25% due 11/01/2027                              3,424

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of February 28, 2007                   (in Thousands)

                           Face
State                    Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                        $ 2,270   Philadelphia, Pennsylvania, Authority for IDR (Air Cargo), AMT, Series A, 7.50%
                                  due 1/01/2025                                                                           $   2,493
                          6,440   Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75%
                                  due 12/01/2017                                                                              6,455
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 1.0%       2,495   Central Falls, Rhode Island,  Detention Facility Corporation, Detention Facility,
                                  Revenue Refunding Bonds, 7.25% due 7/15/2035                                                2,815
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 2.2%     1,500   Connector 2000 Association, Inc., South Carolina, Toll Road and Capital Appreciation
                                  Revenue Bonds, Senior-Series B, 6.50% due 1/01/2009 (h)                                     1,333
                          1,485   Connector 2000 Association, Inc., South Carolina, Toll Road and Capital Appreciation
                                  Revenue Bonds, Senior-Series B, 7.969% due 1/01/2014 (h)                                      882
                          3,500   South Carolina Jobs, EDA, EDR (Westminster Presbyterian Center), 7.75% due
                                  11/15/2010 (b)                                                                              4,046
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 3.0%          6,785   Knox County, Tennessee, Health, Educational and Housing Facilities Board, Hospital
                                  Facilities Revenue Refunding Bonds (Covenant Health), Series A, 5.06% due
                                  1/01/2040 (h)                                                                               1,324
                            355   Shelby County, Tennessee,  Health, Educational and Housing Facilities Board Revenue
                                  Bonds (Germantown Village), 6.25% due 12/01/2034                                              325
                          2,500   Shelby County, Tennessee,  Health, Educational and Housing Facilities Board Revenue
                                  Bonds (Germantown Village), Series A, 7.25% due 12/01/2034                                  2,543
                          4,320   Sullivan County, Tennessee, Health, Educational & Housing Facilities Board, Hospital
                                  Revenue Bonds (Wellmont Health System Project), Series C, 5.25% due 9/01/2036               4,565
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 6.1%              1,000   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), First
                                  Tier, Series A, 6.70% due 1/01/2011 (b)                                                     1,106
                          2,550   Brazos River Authority, Texas, PCR, Refunding (Texas Utility Company), AMT, Series A,
                                  7.70% due 4/01/2033                                                                         2,928
                          1,680   Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc. Project),
                                  Series B, 7.75% due 12/01/2018                                                              1,772
                          3,185   Dallas-Fort Worth, Texas, International Airport Facilities Improvement Corporation
                                  Revenue Bonds (American Airlines, Inc.), AMT, 7.25% due 11/01/2030                          3,237
                            945   HFDC of Central Texas, Inc., Retirement Facilities Revenue Bonds, Series A, 5.625%
                                  due 11/01/2026                                                                                981
                          1,400   Houston, Texas, Health Facilities Development Corporation, Retirement Facility Revenue
                                  Bonds (Buckingham Senior Living Community), Series A, 7.125% due 2/15/2034                  1,570
                            750   Kerrville, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds
                                  (Sid Peterson Memorial Hospital Project), 5.375% due 8/15/2035                                790
                          3,190   Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                  (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                           3,363
                          1,860   Port Corpus Christi, Texas, Individual Development Corporation, Environmental
                                  Facilities Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25%
                                  due 11/01/2031                                                                              1,907
-----------------------------------------------------------------------------------------------------------------------------------
Utah - 0.6%               1,660   Carbon County, Utah, Solid Waste Disposal, Revenue Refunding Bonds (Laidlaw
                                  Environmental), AMT, Series A, 7.45% due 7/01/2017                                          1,708
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of February 28, 2007                   (in Thousands)

                           Face
State                    Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 7.5%         $ 1,465   Dulles Town Center, Virginia, Community Development Authority, Special Assessment Tax
                                  (Dulles Town Center Project), 6.25% due 3/01/2026                                       $   1,519
                            440   Farms of New Kent, Virginia, Community Development  Authority, Special Assessment
                                  Bonds, Series C, 5.80% due 3/01/2036                                                          445
                         76,800   Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Capital
                                  Appreciation, Senior-Series B, 5.95% due 8/15/2008 (b)(h)                                  18,844
                          1,000   Suffolk, Virginia, IDA, Retirement Facilities, Revenue Refunding Bonds (Lake Prince
                                  Center), 5.30% due 9/01/2031                                                                1,028
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 1.1%         1,350   Washington State Housing Financing Commission, Nonprofit Revenue Bonds (Skyline at
                                  First Hill Project), Series A, 5.25% due 1/01/2017                                          1,371
                          1,750   Washington State Housing Financing Commission, Nonprofit Revenue Bonds (Skyline at
                                  First Hill Project), Series A, 5.625% due 1/01/2038                                         1,802
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.7%          1,855   Wisconsin State Health and Educational Facilities Authority Revenue Bonds (New Castle
                                  Place Project), Series A, 7% due 12/01/2031                                                 1,944
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 0.4%        1,185   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                                  Refunding Bonds, Series M, 5% due 7/01/2046                                                 1,254
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin               3,000   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa Coker
Islands - 1.2%                    Project), AMT, 6.50% due 7/01/2021                                                          3,393
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Municipal Bonds (Cost - $268,277) - 99.7%                                           289,421
-----------------------------------------------------------------------------------------------------------------------------------

                         Shares
                           Held   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                          4,100   Merrill Lynch Institutional Tax-Exempt Fund, 3.46% (e)(g)                                   4,100
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Short-Term Securities (Cost - $4,100) - 1.4%                                          4,100
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Investments (Cost - $272,377*) - 101.1%                                             293,521

                                  Liabilities in Excess of Other Assets - (1.1%)                                             (3,222)
                                                                                                                          ---------
                                  Net Assets - 100.0%                                                                     $ 290,299
                                                                                                                          =========

* The cost and unrealized appreciation (depreciation) of investments as of February 28, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                   $ 272,347
                                                                       =========
      Gross unrealized appreciation                                    $  21,174
      Gross unrealized depreciation                                           --
                                                                       ---------
      Net unrealized appreciation                                      $  21,174
                                                                       =========

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of February 28, 2007                   (in Thousands)

(a)   AMBAC Insured.
(b)   Prerefunded.
(c)   ACA Insured.
(d)   FSA Insured.
(e) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                         Net             Dividend
                                                     Activity            Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional
        Tax-Exempt Fund                                 794              $    70
      --------------------------------------------------------------------------

(f) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(g)   Represents the current yield as of February 28, 2007.
(h) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniAssets Fund, Inc.

By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniAssets Fund, Inc.

Date: April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniAssets Fund, Inc.

Date: April 23, 2007

By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock MuniAssets Fund, Inc.

Date: April 23, 2007